Note 2 - Summary of Significant Accounting Policies - Antidilutive Securities (Q1) (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive securities (in shares)	367,420	318,650	447,404	463,358
Warrant [Member]
Antidilutive securities (in shares)	299,519	222,253	371,340	327,253
Share-based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)	67,901	96,397	76,064	136,105